Label	Element	Value
AB Tax-Managed Wealth Appreciation Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB Tax‑Managed Wealth Appreciation Strategy
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the family of AB Mutual Funds sponsored by AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 48 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus, and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 106 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund or an investment company in which the Fund invests pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more may be subject to a 1%, 1‑year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the family of AB Mutual Funds sponsored by AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waivers remain in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities, either directly or through underlying investment companies advised by the Adviser (“Underlying Portfolios”). A majority of the Fund’s assets are expected to be invested directly in U.S. large‑cap equity securities, primarily common stocks, in accordance with the Adviser’s U.S. Strategic Equities investment strategy (“U.S. Strategic Equities”), as described below. In addition, the Fund seeks to achieve exposure to international large‑cap equity securities through investments in other registered investment companies advised by the Adviser, which may include International Strategic Equities Portfolio of Bernstein Fund, Inc. (“Bernstein International Strategic Equities Portfolio”). The Fund also invests in other Underlying Portfolios to efficiently gain exposure to certain other types of equity securities, including small- and mid‑cap and emerging market equity securities. An Underlying Portfolio is selected based on the segment of the equity market to which the Underlying Portfolio provides exposure, its investment philosophy, and how it complements and diversifies the Fund’s overall portfolio.
Under U.S. Strategic Equities, portfolio managers of the Adviser that specialize in various investment disciplines identify high-conviction large‑cap equity securities based on their fundamental investment research for potential investment by the Fund. These securities are then assessed in terms of both this fundamental research and quantitative analysis in creating the Fund’s portfolio. In applying the quantitative analysis, the Adviser considers a number of metrics that historically have provided some indication of favorable future returns, including metrics related to valuation, quality, investor behavior and corporate behavior.
Bernstein International Strategic Equities Portfolio focuses on investing in non‑U.S. large‑cap and mid‑cap equity securities. Bernstein International Strategic Equities Portfolio follows a strategy similar to U.S. Strategic Equities, but in the international context.
Fluctuations in currency exchange rates can have a dramatic impact on the returns of foreign equity securities. The Adviser may employ currency hedging strategies in the Fund or the Underlying Portfolios, including the use of currency-related derivatives, to seek to reduce currency risk in the Fund or the Underlying Portfolios, but it is not required to do so.
The Fund seeks to maximize after‑tax returns to shareholders by taking into account the tax impact of buy and sell investment decisions on its shareholders. For example, the Adviser may sell certain securities in order to realize capital losses. Capital losses may be used to offset realized capital gains. To minimize capital gains distributions, the Adviser may sell securities in the Fund with the highest cost basis. The Adviser may monitor the length of time the Fund has held an investment to evaluate whether the investment should be sold at a short-term gain or held for a longer period so that the gain on the investment will be taxed at the lower long-term rate. In making this decision, the Adviser considers whether, in its judgment, the risk of continued exposure to the investment is worth the tax savings of a lower capital gains rate. There can be no assurance that any of these strategies will be effective or that their use will not adversely affect the gross returns of the Fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond or commodities markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

•
Foreign (Non‑U.S.) Risk: The Fund’s investments in securities of non‑U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•	Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.
•
Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

•
Capitalization Risk: Investments in small- and mid‑capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid‑capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.

•
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests (to the extent these expenses are not waived or reimbursed by the Adviser).

•
Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

•
Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. The Fund’s tax‑management strategies may result in it forgoing performance in favor of tax benefits that may not materialize, or may result in pre‑tax performance that is lower than that of funds that do not use tax‑management strategies.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and
•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Effective July 14, 2017, the Fund made certain changes to its principal strategies, including the elimination of static asset allocation targets for investment, and the modification of the strategies to invest primarily in equity securities. The Fund also previously allocated approximately one third of its assets to diversification investments such as alternative investments. Accordingly, the performance shown below for periods prior to July 14, 2017 is based on the Fund’s prior principal strategies and may not be representative of the Fund’s performance under its current principal strategies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	• how the Fund’s performance changed from year to year over ten years; and • how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.abfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2022, the year‑to‑date unannualized return for Class A shares was ‑25.80%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 18.91%, 2nd quarter, 2020; and Worst Quarter was down -22.47%, 1st quarter, 2020.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns: – Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns: – Are shown for Class A shares only and will vary for other Classes of shares because these Classes have different expense ratios;
AB Tax-Managed Wealth Appreciation Strategy | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
After 1 Year	rr_ExpenseExampleYear01	$ 522
After 3 Years	rr_ExpenseExampleYear03	796
After 5 Years	rr_ExpenseExampleYear05	1,092
After 10 Years	rr_ExpenseExampleYear10	$ 1,930
2012	rr_AnnualReturn2012	13.94%
2013	rr_AnnualReturn2013	26.48%
2014	rr_AnnualReturn2014	4.75%
2015	rr_AnnualReturn2015	(0.92%)
2016	rr_AnnualReturn2016	4.88%
2017	rr_AnnualReturn2017	22.78%
2018	rr_AnnualReturn2018	(9.89%)
2019	rr_AnnualReturn2019	25.22%
2020	rr_AnnualReturn2020	12.36%
2021	rr_AnnualReturn2021	20.26%
Year to Date Return, Label	rr_YearToDateReturnLabel	year‑to‑date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(25.80%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.47%)
1 Year	rr_AverageAnnualReturnYear01	15.18%	[3]
5 Years	rr_AverageAnnualReturnYear05	12.38%	[3]
10 Years	rr_AverageAnnualReturnYear10	10.89%	[3]
AB Tax-Managed Wealth Appreciation Strategy | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
After 1 Year	rr_ExpenseExampleYear01	$ 278	[5]
After 3 Years	rr_ExpenseExampleYear03	620
After 5 Years	rr_ExpenseExampleYear05	1,088
After 10 Years	rr_ExpenseExampleYear10	$ 2,192
1 Year	rr_AverageAnnualReturnYear01	18.35%
5 Years	rr_AverageAnnualReturnYear05	12.50%
10 Years	rr_AverageAnnualReturnYear10	10.55%
AB Tax-Managed Wealth Appreciation Strategy | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
After 1 Year	rr_ExpenseExampleYear01	$ 76
After 3 Years	rr_ExpenseExampleYear03	310
After 5 Years	rr_ExpenseExampleYear05	563
After 10 Years	rr_ExpenseExampleYear10	$ 1,287
1 Year	rr_AverageAnnualReturnYear01	20.52%
5 Years	rr_AverageAnnualReturnYear05	13.64%
10 Years	rr_AverageAnnualReturnYear10	11.67%
AB Tax-Managed Wealth Appreciation Strategy | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.67%	[3]
5 Years	rr_AverageAnnualReturnYear05	10.79%	[3]
10 Years	rr_AverageAnnualReturnYear10	9.66%	[3]
AB Tax-Managed Wealth Appreciation Strategy | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.97%	[3]
5 Years	rr_AverageAnnualReturnYear05	9.45%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.60%	[3]
AB Tax-Managed Wealth Appreciation Strategy | MSCI ACWI (net) Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.54%
5 Years	rr_AverageAnnualReturnYear05	14.40%
10 Years	rr_AverageAnnualReturnYear10	11.85%

[1]	Purchases of Class A shares in amounts of $1,000,000 or more may be subject to a 1%, 1‑year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]
The Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Fund in an amount equal to the Fund’s share of the advisory fees of any AB Mutual Funds in which the Fund invests, as included in “Acquired Fund Fees and Expenses” and paid by the Fund. This fee waiver and/or expense reimbursement will remain in effect until December 31, 2023. In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. Each of these agreements may only be terminated or changed with the consent of the Fund’s Board of Trustees.

[3]	After-tax returns: – Are shown for Class A shares only and will vary for other Classes of shares because these Classes have different expense ratios; – Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.
[5]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.